Transactions with Affiliates and Container Investors	3 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Transactions with Affiliates and Container Investors
(5)	Transactions with Affiliates and Container Investors

Due from affiliates, net of $1,998 and $1,509, as of March 31, 2021 and December 31, 2020, respectively, represents lease rentals on tank containers collected on behalf of and payable to the Company from the Company’s tank container manager, net of direct container expenses and management fees.

Total management fees earned from the Company’s managed fleet, including acquisition fees and sales commissions for the three months ended March 31, 2021 and 2020 amounted to $2,193 and $2,488, respectively.

The following table provides a summary of due to container investors, net amounts at March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Accounts receivable, net - managed fleet	$9,666	$10,628
Prepaid expenses and other current assets - managed fleet	97	99
Accounts payable and accrued expenses - managed fleet	(701)	(1,187)
	9,062	9,540
Distributions due to container investors on lease rentals collected, net of container expenses paid and management fees	15,782	9,157
Due to container investors, net	$24,844	$18,697